Nature of Operations and Going Concern (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Nature of Operations and Going Concern [Abstract]
Working capital	$ 3,064,351	$ 2,874,560	$ 30,697,142